American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
February 28, 2026

International Small-Mid Cap Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.6%
Australia — 8.5%
ALS Ltd.	391,660	7,124,685
Genesis Minerals Ltd.(1)	1,361,062	7,242,985
HUB24 Ltd.	34,108	2,369,701
Lynas Rare Earths Ltd.(1)	329,730	4,370,320
NEXTDC Ltd.(1)(2)	289,230	2,854,180
PLS Group Ltd.(1)(2)	1,344,855	4,948,938
Sandfire Resources Ltd.(1)	333,098	4,777,940
Ventia Services Group Pty. Ltd.	1,423,563	5,934,724
Zip Co. Ltd.(1)	1,281,689	1,741,418
		41,364,891
Austria — 1.4%
BAWAG Group AG	43,282	6,703,639
Belgium — 1.0%
Financiere de Tubize SA(2)	17,625	4,734,687
Canada — 9.4%
Aritzia, Inc.(1)	117,038	10,363,146
Boyd Group, Inc.	26,640	4,649,916
BRP, Inc.	58,455	4,285,829
Capstone Copper Corp.(1)	233,525	2,415,628
Chartwell Retirement Residences	283,058	4,610,937
Groupe Dynamite, Inc.	36,916	2,402,429
Linamar Corp.	57,353	3,952,755
OceanaGold Corp.	129,676	5,514,831
Sienna Senior Living, Inc.(2)	254,343	4,378,119
Taseko Mines Ltd.(1)	346,149	3,073,803
		45,647,393
Denmark — 2.1%
AL Sydbank	51,984	4,660,919
ALK-Abello AS(1)	165,011	5,747,144
		10,408,063
Finland — 0.9%
Konecranes OYJ	35,537	4,195,334
France — 2.9%
Exosens SAS	86,750	6,384,889
Gaztransport Et Technigaz SA	22,446	5,126,171
Nexans SA	18,699	2,686,149
		14,197,209
Germany — 4.0%
Auto1 Group SE(1)	42,012	843,787
Bilfinger SE	27,808	3,893,410
Deutz AG	307,170	4,514,992
flatexDEGIRO SE	101,425	3,674,852
Friedrich Vorwerk Group SE	42,519	4,029,917
Salzgitter AG	39,945	2,549,495
		19,506,453
Israel — 4.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,225,071	5,867,344
Cellebrite DI Ltd.(1)	178,107	2,375,948
Nova Ltd.(1)	7,471	3,278,723

Phoenix Financial Ltd.	89,254	4,563,395
Tower Semiconductor Ltd.(1)	35,484	4,430,887
		20,516,297
Italy — 3.5%
ACEA SpA	101,743	3,154,759
BPER Banca SpA	458,792	6,461,595
De' Longhi SpA	76,198	3,493,491
Technogym SpA	192,222	4,215,383
		17,325,228
Japan — 35.4%
Alps Alpine Co. Ltd.	406,500	6,085,592
Asics Corp.	104,500	3,202,477
Chugoku Marine Paints Ltd.	142,700	4,288,543
Daiei Kankyo Co. Ltd.	102,300	2,532,888
GMO Payment Gateway, Inc.	9,000	466,724
Haseko Corp.	167,000	3,648,460
INFRONEER Holdings, Inc.	316,200	5,292,387
Japan Metropolitan Fund Invest(2)	4,557	3,554,047
JTEKT Corp.	487,500	6,690,987
Katitas Co. Ltd.	353,900	8,093,035
Kinden Corp.	48,400	2,624,182
Koa Corp.	289,700	3,683,717
Kokusai Electric Corp.	130,400	5,351,335
Kumagai Gumi Co. Ltd.	524,000	6,759,496
Kurita Water Industries Ltd.	117,300	6,520,218
Maruwa Co. Ltd.	13,600	5,320,966
Mebuki Financial Group, Inc.	944,000	8,096,788
Nabtesco Corp.	231,900	7,516,699
Nextage Co. Ltd.	335,500	8,244,610
Nippon Gas Co. Ltd.	102,500	2,051,874
Organo Corp.(2)	37,200	4,120,690
Park24 Co. Ltd.	332,900	4,786,599
Rengo Co. Ltd.(2)	550,700	5,499,428
Resonac Holdings Corp.	88,600	6,728,407
Seiko Group Corp.	12,900	1,090,309
Shiseido Co. Ltd.	178,000	3,758,401
Sinfonia Technology Co. Ltd.	72,600	6,092,571
Sojitz Corp.	173,400	7,844,947
Suruga Bank Ltd.	600,400	8,147,952
SWCC Corp.	19,300	1,898,644
Tokyo Ohka Kogyo Co. Ltd.	93,900	5,512,439
Tokyo Tatemono Co. Ltd.	251,300	7,031,111
Tsuruha Holdings, Inc.(2)	153,900	2,594,486
Yaskawa Electric Corp.(2)	216,000	7,599,961
		172,730,970
Netherlands — 0.8%
SBM Offshore NV	95,270	3,680,639
Norway — 3.5%
DOF Group ASA	408,531	5,435,778
Storebrand ASA	425,151	8,059,474
Subsea 7 SA	125,444	3,638,876
		17,134,128
Spain — 4.1%
Bankinter SA	188,371	3,125,705
Construcciones y Auxiliar de Ferrocarriles SA	54,027	3,765,381

Merlin Properties Socimi SA	144,869	2,558,178
Neinor Homes SA(1)	232,598	5,225,816
Tecnicas Reunidas SA(1)	125,893	5,481,520
		20,156,600
Sweden — 3.4%
Clas Ohlson AB, B Shares	76,738	3,172,198
Lagercrantz Group AB, B Shares	97,621	2,381,061
Millicom International Cellular SA	74,021	5,395,391
Munters Group AB	187,101	3,907,221
NOBA Bank Group AB(1)	159,466	1,719,262
		16,575,133
Switzerland — 2.0%
Accelleron Industries AG	38,062	3,590,335
Galenica AG	25,037	3,126,036
Kardex Holding AG	1,398	473,047
Siegfried Holding AG	24,586	2,734,026
		9,923,444
United Kingdom — 13.0%
Babcock International Group PLC	333,819	6,098,039
Balfour Beatty PLC	508,660	5,210,887
Burberry Group PLC(1)	150,397	2,351,278
Computacenter PLC	82,542	3,519,234
Cranswick PLC	47,869	3,498,706
Diploma PLC	30,456	2,326,392
Greencore Group PLC	995,934	3,634,167
IMI PLC	130,043	5,045,618
Mitie Group PLC	2,994,373	7,272,102
SigmaRoc PLC(1)	2,115,733	4,231,477
St. James's Place PLC	143,673	2,601,536
Tritax Big Box REIT PLC	2,417,532	5,600,972
Volution Group PLC	439,453	4,216,557
Weir Group PLC	118,304	5,611,197
Zegona Communications PLC	108,312	2,447,557
		63,665,719
United States — 0.5%
TechnipFMC PLC	38,001	2,519,846
TOTAL COMMON STOCKS (Cost $344,045,116)		490,985,673
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $24,498)	410	35,145
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,188	1,188
State Street Navigator Securities Lending Government Money Market Portfolio(3)	19,524,233	19,524,233
		19,525,421
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 6/30/30, valued at $1,400,476), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $1,373,420)		1,373,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,898,421)		20,898,421
TOTAL INVESTMENT SECURITIES — 104.9% (Cost $364,968,035)		511,919,239
OTHER ASSETS AND LIABILITIES — (4.9)%		(23,938,639)
TOTAL NET ASSETS — 100.0%		$487,980,600

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	30.8%
Consumer Discretionary	12.9%
Financials	12.8%
Materials	12.5%
Information Technology	8.1%
Energy	6.1%
Real Estate	5.5%
Health Care	5.2%
Communication Services	2.8%
Consumer Staples	2.8%
Utilities	1.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	4.3%
Other Assets and Liabilities	(4.9)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,203,711. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,054,485, which includes securities collateral of $18,530,252.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$21,074,598	$469,911,075	—
Exchange-Traded Funds	35,145	—	—
Short-Term Investments	19,525,421	1,373,000	—
	$40,635,164	$471,284,075	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.